UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21734

Registrant Name: PIMCO Global StocksPLUS & Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: March 31, 2007

Date of Reporting Period: June 30, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—51.2%
	Fannie Mae,
$ 1,684	5.50%, 11/1/34, MBS	Aaa/AAA	$1,621,998
1,299	5.50%, 1/1/35, MBS	Aaa/AAA	1,243,313
21	6.50%, 6/1/31, MBS	Aaa/AAA	21,335
284	6.50%, 9/1/31, MBS	Aaa/AAA	285,669
550	6.50%, 11/1/31, MBS	Aaa/AAA	552,439
758	6.50%, 7/1/32, MBS	Aaa/AAA	762,167
982	6.50%, 9/1/32, MBS	Aaa/AAA	984,293
745	6.50%, 2/25/33, CMO	Aaa/AAA	750,785
304	6.50%, 10/1/33, MBS	Aaa/AAA	305,902
654	6.50%, 12/1/33, MBS	Aaa/AAA	656,609
631	6.505%, 11/1/28, FRN, MBS	Aaa/AAA	644,479
1,479	6.95%, 8/25/21, CMO	Aaa/AAA	1,517,434
1,026	7.00%, 8/25/21, CMO	Aaa/AAA	1,053,967
1,304	7.00%, 9/25/21, CMO	Aaa/AAA	1,340,181
581	7.00%, 2/1/31, MBS	Aaa/AAA	594,459
84	7.00%, 1/25/48, CMO	Aaa/AAA	85,332
354	8.00%, 3/25/21, CMO	Aaa/AAA	371,599
10	Fannie Mae Grantor Trust, 5.121%, 7/25/35, ABS, FRN	NR/NR	10,434
	Fannie Mae Whole Loan,
203	7.80%, 6/25/26, ABS	Aaa/AAA	208,064
512	9.963%, 12/25/42, CMO	Aaa/AAA	542,482
4,000	Federal Home Loan Bank, zero coupon, 2/27/12, VRN (f)	Aaa/AAA	3,491,058
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
196	6.50%, 7/25/43, CMO	Aaa/AAA	197,768
1,033	7.00%, 7/25/32, CMO	Aaa/AAA	1,044,500
	Freddie Mac,
35	5.80%, 7/15/08, CMO, FRN	Aaa/AAA	34,827
3,315	6.00%, 5/1/30, MBS	Aaa/AAA	3,279,518
20,178	6.00%, 5/1/34, MBS (i)	Aaa/AAA	19,913,797
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,027,585
1,000	6.50%, 4/15/24, CMO	Aaa/AAA	1,016,934
4,386	6.50%, 6/15/31, CMO	Aaa/AAA	4,424,262
4,406	6.50%, 8/15/31, CMO	Aaa/AAA	4,454,323
6,471	6.50%, 2/15/32, CMO	Aaa/AAA	6,560,409
1,295	6.50%, 2/1/34, MBS	Aaa/AAA	1,304,534
557	6.50%, 3/1/34, MBS	Aaa/AAA	559,290
828	6.50%, 5/1/34, MBS	Aaa/AAA	834,002
5,642	6.50%, 7/1/34, MBS	Aaa/AAA	5,684,328
730	6.50%, 8/1/34, MBS	Aaa/AAA	733,767
370	6.50%, 11/1/34, MBS	Aaa/AAA	372,093
14,907	6.50%, 12/1/34, MBS	Aaa/AAA	15,034,250
7,692	6.50%, 4/1/35, MBS (i)	Aaa/AAA	7,757,344
17,022	6.50%, 2/1/36, MBS (i)	Aaa/AAA	17,134,024
360	6.95%, 7/15/21, CMO	Aaa/AAA	359,787
147	7.00%, 12/15/21, CMO	Aaa/AAA	149,999
7,960	7.00%, 6/15/31, CMO	Aaa/AAA	8,189,865
1,567	7.069%, 8/25/22, CMO, FRN (b)	Aaa/AAA	1,580,701
67	7.50%, 1/15/31, CMO	Aaa/AAA	66,572
1,495	8.50%, 5/17/10, MBS	Aaa/AAA	1,532,243
33	9.50%, 4/15/20, CMO	Aaa/AAA	33,352

	Total U.S. Government Agency Securities (cost—$124,650,171)		121,324,073

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MORTGAGE-BACKED SECURITIES—14.9%
$296	Bear Stearns Asset Backed Securities, Inc., 5.00%, 1/25/34, CMO	Aaa/AAA	$284,117
1,982	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (d)(f)	NR/AA-	2,037,333
	Countrywide Alternative Loan Trust, CMO,
260	5.481%, 3/25/34, FRN	Aaa/AAA	261,158
487	6.25%, 9/25/34	Aaa/AAA	483,599
2,453	6.50%, 7/25/35	Aaa/AAA	2,391,786
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
354	5.481%, 8/25/18	NR/AAA	356,165
1,220	5.541%, 9/25/34	Aaa/AAA	1,228,446
349	5.581%, 3/25/34	Aaa/NR	350,347
1,866	Denver Arena Trust, 6.94%, 11/15/19 (d)	NR/NR	1,838,656
	First Horizon Asset Securities, Inc., CMO, FRN,
125	5.262%, 12/27/32	Aaa/AAA	122,887
234	5.581%, 3/25/18	NR/AAA	236,061
758	First Republic Mortgage Loan Trust, 5.499%, 8/15/32, CMO, FRN	Aaa/AAA	759,391
4,318	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (d)	NR/NR	4,345,840
	Harborview Mortgage Loan Trust, CMO, FRN,
87	5.522%, 3/19/35	Aaa/AAA	86,841
1,031	6.871%, 11/19/34 (f)	Aaa/AAA	1,044,242
294	Impac CMB Trust, 5.841%, 12/25/33, CMO, FRN	Aaa/AAA	293,991
2,892	JP Morgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	2,922,282
4,608	Master Reperforming Loan Trust, 8.00%, 7/25/35, CMO (f)	Aaa/AAA	4,844,729
	Nomura Asset Acceptance Corp., CMO,
357	5.713%, 10/25/34, FRN	Aaa/AAA	358,133
2,749	7.50%, 3/25/34 (d)	Aaa/AAA	2,803,086
776	Provident Funding Mortgage Loan Trust, 4.053%, 4/25/34, CMO, VRN	Aaa/AAA	749,835
854	Residential Asset Securitization Trust, 5.531%, 2/25/34, CMO, FRN (i)	NR/AAA	857,763
1,058	Residential Funding Mortgage Sec. I, 5.723%, 7/25/18, CMO, FRN	NR/AAA	1,062,490
88	SACO I, Trust, 7.00%, 8/25/36, CMO (d)(f)	Aaa/NR	89,281
	Sequoia Mortgage Trust, CMO, FRN,
396	5.647%, 10/20/27	Aaa/AAA	396,212
373	5.667%, 10/20/27	Aaa/AAA	374,170
1,395	5.921%, 8/20/34	Aaa/AAA	1,408,707
146	6.224%, 9/20/32	Aaa/AAA	146,479
	Washington Mutual, Inc., CMO,
796	3.423%, 5/25/33, VRN	Aaa/AAA	772,731
29	3.624%, 4/25/35, VRN	Aaa/AAA	29,182
312	4.124%, 1/25/33, FRN	Aaa/AAA	307,702
1,260	4.556%, 2/25/33, FRN	Aaa/AAA	1,240,631
525	4.585%, 4/25/35, VRN	Aaa/AAA	514,499
192	5.018%, 8/25/42, FRN	Aaa/AAA	192,389
54	5.411%, 6/25/42, FRN	Aaa/AAA	54,525

	Total Mortgage-Backed Securities (cost—$35,740,946)		35,245,686

ASSET-BACKED SECURITIES—8.9%
84	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (d)	NR/NR	83,410
86	Cityscape Home Equity Loan Trust, 7.65%, 9/25/25	Aaa/AAA	86,231

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$86	Countrywide Asset-Backed Certificates, 5.361%, 4/25/34, FRN	Aaa/AAA	$86,028
	Countrywide Home Equity Loan Trust, FRN,
245	5.419%, 4/15/30	Aaa/AAA	245,027
143	5.419%, 1/15/34	Aaa/AAA	143,112
473	5.439%, 5/15/28	Aaa/AAA	473,936
306	5.459%, 4/15/28	Aaa/AAA	306,573
876	CS First Boston Mortgage Securities Corp., 6.931%, 8/25/32, FRN	A2/A	880,767
2,975	CVS Lease Pass Through, 5.88%, 1/10/28 (d)(f)	Baa1/BBB+	2,779,720
100	First Franklin Mortgage Loan Asset Backed Certificates,
	5.261%, 3/25/35, FRN	Aaa/AAA	100,140
	Green Tree Financial Corp.,
677	6.16%, 2/1/31	NR/B	677,040
464	6.22%, 3/1/30	NR/BBB	445,689
1,472	6.53%, 4/1/30	Baa3/NR	1,428,684
3,357	6.53%, 2/1/31	NR/B-	3,000,829
3,342	6.81%, 12/1/27	Baa3/BBB	3,310,336
	Long Beach Mortgage Loan Trust, FRN,
29	5.583%, 7/25/34	Aaa/AAA	29,216
1,871	6.273%, 3/25/32	Aa2/NR	1,900,749
2,184	6.973%, 3/25/32	Ba3/NR	1,924,412
350	Master Asset Backed Securities Trust, 5.743%, 3/25/35, FRN	Aa1/AA+	351,358
42	Residential Asset Securities Corp., 5.823%, 3/25/30, FRN	Aaa/AAA	41,889
686	Tobacco Settlement Rev. Management Auth. SC, 7.666%, 5/15/16	Baa2/BBB	690,646
1,964	United Air Lines, Inc. pass thru certificates,
	6.201%, 3/1/10, Ser. 01-1 (f)	NR/NR	1,965,644
241	Wachovia Asset Securitization, Inc., 5.753%, 12/25/32, FRN	Aaa/AAA	241,829

	Total Asset-Backed Securities (cost—$21,899,908)		21,193,265

CORPORATE BONDS & NOTES—7.4%
Airlines—3.8%
2,500	American Airlines, Inc., pass thru certificates,
	6.817%, 5/23/11, Ser. 01-1	Ba1/BB+	2,439,063
1,559	Continental Airlines, Inc., pass thru certificates,
	8.048%, 5/1/22, Ser. 00-1	Baa3/BBB+	1,645,532
	Northwest Airlines, Inc., pass thru certificates,
2,500	6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	2,489,062
2,359	7.041%, 4/1/22, Ser. 1A-1	Ba3/BB	2,354,292

			8,927,949

Automotive—0.4%
1,000	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	1,002,500

Containers & Packaging—0.3%
600	JSG Funding plc, 9.625%, 10/1/12	B3/B-	621,000

Financial Services—0.1%
125	General Motors Acceptance Corp., 4.25%, 3/15/09	Ba1/BB	107,922

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

Food & Beverage—0.2%
$500	Tyson Foods, Inc., 6.60%, 4/1/16	Baa3/BBB	$489,595

Metals & Mining—0.5%
1,250	Vale Overseas Ltd., 6.25%, 1/11/16	Baa3/BBB+	1,196,875

Oil & Gas—1.9%
4,000	Gazprom, 9.625%, 3/1/13	NR/BB+	4,591,600

Printing/Publishing—0.2%
500	RH Donnelley Corp., 8.875%, 1/15/16 (d)	Caa1/B	506,875

	Total Corporate Bonds & Notes (cost—$17,462,620)		17,444,316

SENIOR LOANS (a)(b)(c)—5.4%
Automotive Products—0.4%
482	Delphi Corp., 13.50%, 6/14/11		498,769
500	Goodyear Tire & Rubber Co., 7.954%, 4/30/10, Term A		502,709

			1,001,478

Building/Construction—0.2%
	Masonite International Corp., Term B,
489	7.108%, 4/6/13		485,503
4	7.499%, 4/6/13		4,354

			489,857

Chemicals—0.4%
	KRATON Polymers Group LLC,
195	7.188%, 12/2/09		194,702
307	7.188%, 12/23/10		307,410
497	7.188%, 5/11/13		496,630

			998,742

Commercial Products—0.4%
	Hertz Corp.,
111	5.424%, 12/21/12		111,555
253	7.26%, 12/21/12, Term B		253,898
289	7.38%, 12/21/12, Term B		289,891
253	7.41%, 12/21/12, Term B		253,898

			909,242

Computer Services—0.2%
496	SunGard Data Systems, Inc., 7.66%, 2/11/13		498,524

Energy—0.4%
462	Coleto, Inc., 9.00%, 7/1/11, Term B		463,174
	Covanta Energy Corp.,
260	5.14%, 6/24/12		260,813
20	7.573%, 6/30/12, Term B		20,376
166	7.71%, 6/30/12, Term B		166,523

			910,886

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Entertainment—0.4%
$500	MGM Studios, 7.749%, 4/8/12, Term B	$503,012
	Warner Music Group, Inc., Term B,
104	7.09%, 2/27/11	103,946
22	7.205%, 2/27/11	21,874
209	7.227%, 2/27/11	209,993
22	7.309%, 2/27/11	22,095
137	7.32%, 2/28/11	137,989

		998,909

Funeral Services—0.2%
	Alderwoods Group, Inc., Term B,
132	6.73%, 9/17/08	132,675
106	7.252%, 9/17/09	106,438
130	7.302%, 9/17/08	130,380

		369,493

Healthcare & Hospitals—0.2%
	DaVita, Inc., Term B,
45	6.69%, 5/16/12	44,817
20	6.69%, 10/5/12	20,476
255	6.99%, 5/16/12	255,953
24	7.07%, 5/16/12	24,571
85	7.125%, 5/16/12	85,386
24	7.19%, 5/16/12	24,571
15	7.21%, 5/16/12	15,357

		471,131

Manufacturing—0.2%
482	Berry Plastics Corp., 7.10%, 6/30/10	482,623

Paper/Paper Products—1.3%
	Georgia-Pacific Corp., Term B,
2,286	7.30%, 12/20/12	2,283,929
571	7.35%, 12/20/12	570,982
135	7.499%, 12/20/12	136,665

		2,991,576

Tobacco—0.9%
	Reynolds American, Inc.,
903	7.188%, 5/11/12	907,389
1,097	7.313%, 5/11/12	1,101,829

		2,009,218

Utilities—0.0%
91	Reliant Energy, Inc., 7.465%, 4/30/10	90,851

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

Waste Disposal—0.2%
	Allied Waste North America, Inc.,
$137	4.74%, 1/15/12		$136,370
124	6.84%, 1/15/12		123,958
170	6.86%, 1/15/12		169,410
58	6.97%, 1/15/12		57,839

			487,577

	Total Senior Loans (cost—$12,680,687)		12,710,107

SOVEREIGN DEBT OBLIGATIONS—1.7%
Ukraine—1.7%
	Republic of Ukraine,
2,000	6.875%, 3/4/11	B1/BB-	1,960,000
2,000	7.65%, 6/11/13	B1/BB-	2,015,000

	Total Sovereign Debt Obligations (cost—$4,268,365)		3,975,000

SHORT-TERM INVESTMENTS—12.5%
U.S. Treasury Bills (g)—6.3%
14,965	4.50%-4.82%,8/31/06-9/14/06 (cost—$14,833,462)		14,819,838

Commercial Paper—5.0%
Banking—3.4%
1,700	Danske Corp., 5.28%, 7/17/06	P-1/A-1+	1,696,509
6,300	Dexia Del LLC, 5.275%, 7/6/06	P-1/A-1+	6,297,231

			7,993,740

Financial Services—1.6%
3,800	UBS Finance, Inc., 5.225%, 8/8/06	P-1/A-1+	3,780,145

	Total Commercial Paper (cost—$11,773,885)		11,773,885

U.S. Government Agency Securities—0.0%
10	Fannie Mae, 5.594%, 4/25/07, CMO, FRN (cost—$9,695)	Aaa/AAA	9,713

Repurchase Agreements—1.2%
2,929	State Street Bank & Trust Co.,
	dated 6/30/06, 4.90%, due 7/3/06,
	proceeds $2,930,196; collateralized by
	Freddie Mac, 2.75%, due 2/9/07, valued
	at $2,987,853 with accrued interest (cost—$2,929,000)		2,929,000

	Total Short-Term Investments (cost—$29,546,042)		29,532,436

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2006 (unaudited)

Contracts/Notional	Value*

OPTIONS PURCHASED (h)—1.6%
	Call Options—0.0%
	Swap option 3 month LIBOR, Over-the-Counter,
260,000,000	strike rate 4.405%, expires 2/21/07 (b)	$23,140

	Put Options—1.6%
	Swap option 3 month LIBOR, Over-the-Counter,
260,000,000	strike rate 5.80%, expires 2/21/07 (b)	3,762,460
	S&P 500 Index Futures, Chicago Board of Trade,
100	strike price $1,190, expires 7/22/06	27,500
100	strike price $1,200, expires 7/21/06	35,000
100	strike price $1,205, expires 7/21/06	40,000

		3,864,960

	Total Options Purchased (cost—$3,816,119)	3,888,100

	Total Investments before options written (cost—$250,064,858)—103.6%	245,312,983

OPTIONS WRITTEN (h)—(0.9)%
	Call Options—(0.9)%
	Swap option 3 month LIBOR, Over-the-Counter,
2,000,000	strike rate 0.45%, expires 6/20/08	(10,749)
	S&P 500 Index Futures, Chicago Board of Trade,
100	strike price $1,255, expires 7/21/06	(772,500)
100	strike price $1,260, expires 7/21/06	(675,000)
100	strike price $1,265, expires 7/21/06	(585,000)

	Total Options Written (premiums received—$1,722,061)	(2,043,249)

	Total Investments net of options written (cost—$248,342,797)—102.7%	243,269,734

	Liabilities in excess of other assets—(2.7)%	(6,376,618)

	Net Assets—100.0%	$236,893,116

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund's investments in senior floating rate loans ("Senior Loans"), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

Footnotes:

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Security in default.

(f)	Fair-valued security.

(g)	All or partial amount pledged as collateral for futures contracts or options written.

(h)	Non-income producing.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS - Asset-Backed Security
CMO - Collateralized Mortgage Obligation
EAFE - Europe and Australasia, Far East Equity Index
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2006.
LIBOR - London Inter-Bank Offered Rate
MBS - Mortgage-Backed Security
MSCI - Morgan Stanley Capital International
NR - Not Rated
VRN -	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2006.

Other Investments:

(1) Futures contracts outstanding at June 30, 2006:

			Unrealized
	Notional Amount	Expiration	Appreciation
Type	(000)	Date	(Depreciation)

Long: S&P 500 Index Futures	$72	9/14/06	$2,302,149
S&P Mini 500 Index Futures	3	9/15/06	38,700
Short: U.S. Treasury Notes 10 yr. Futures	(19,500)	9/20/06	(106,641)

			$2,234,208

(2) Options written for the three months ended June 30, 2006:

	Contracts	Premiums

Options outstanding, March 31, 2006	2,000,300	$1,329,561
Options written	900	4,439,143
Options terminated in closing transactions	(900)	(4,046,643)

Options outstanding, June 30, 2006	2,000,300	$1,722,061

(3) Credit default swap agreements outstanding at June 30, 2006:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Bank of America
Dow Jones CDX US High Yield	$5,000	6/20/11	3.45%	$3,795
Long Beach Mortgage Loan Trust	2,976	7/25/33	4.50%	33,481
Bear Stearns
Dow Jones CDX US High Yield	5,000	6/20/08	(0.12)%	(6,218)
Indymac Home Equity Loan	3,699	6/25/30	(0.45)%	(3,097)
Credit Suisse First Boston
Citizens Communications Co.	1,000	3/20/08	(0.72)%	(4,504)
Citizens Communications Co.	3,000	3/20/11	1.91%	70,739
Citizens Communications Co.	2,000	3/20/13	(2.29)%	(50,845)
Dow Jones CDX US High Yield	2,000	12/20/10	3.40%	77,499
Samis	1,600	3/20/09	2.30%	11,799
Deutsche Bank
ABX.HE.BBB	5,000	7/25/45	2.67%	45,127
Dow Jones CDX US High Yield	5,000	12/20/12	(0.65)%	(36,411)
JP Morgan
Lear Corp.	2,000	9/20/06	6.80%	29,512
Quest Capital Funding	1,000	9/20/10	4.20%	81,059
Lehman Brothers
Dow Jones CDX US High Yield	5,000	6/20/10	0.90%	97,491
Federal Republic of Brazil	6,000	6/20/16	2.68%	69,498
Merrill Lynch & Co.
Citizens Communications Co.	1,000	3/20/08	(0.75)%	(5,008)
Citizens Communications Co.	3,000	3/20/11	1.95%	75,639
Citizens Communications Co.	2,000	3/20/13	(2.31)%	(52,973)
Dow Jones CDX US High Yield	10,000	12/20/15	(0.70)%	(25,077)
Morgan Stanley
Aegis Asset Back Securities Trust	2,500	6/25/30	(1.15)%	(11,277)
Federal Republic of Brazil	2,000	6/20/15	4.23%	229,814
Federation of Russia	5,000	6/20/15	1.52%	197,114
Indymac Home Equity Loan	3,699	6/25/30	1.50%	7,089
Morgan Stanley Dean Witter Capital I	1,158	8/25/32	2.15%	19,485
Republic of Panama	5,000	6/20/15	2.75%	195,906
Republic of Peru	5,000	6/20/15	2.90%	167,060
United Mexican States	5,000	6/20/15	1.40%	110,291
UBS AG
Aegis Asset Back Securities Trust	2,500	6/25/34	1.50%	26,275

				$1,353,263

(4) Interest rate swap agreements outstanding at June 30, 2006:

			Rate Type
					Unrealized
	Notional Amount	Termination	Payments made	Payments received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)

Barclay's Bank PLC	$500,000	6/13/07	3.98%	3 Month LIBOR	$7,945,375
Goldman Sachs	97,000	2/26/16	4.41%	3 Month LIBOR	800,808
Goldman Sachs	97,000	2/23/16	3 Month LIBOR	5.80%	(981,109)
Lehman Brothers	260,000	2/23/16	4.41%	3 Month LIBOR	1,707,306
Lehman Brothers	260,000	2/23/16	3 Month LIBOR	5.80%	(2,125,516)
UBS Securities AG	28,800	12/20/26	5.00%	3 Month LIBOR	31,202
UBS Securities AG	509,000	6/21/25	5.70%	3 Month LIBOR	1,127,842
UBS Securities AG	535,000	6/21/25	3 Month LIBOR	5.70%	(5,988,367)

					$2,517,541

(5) Total Return swap agreements outstanding at June 30, 2006:

			Termination	Notional	Unrealized
Swap Counterparty	Fund Receives	Fund Pays	Date	Amount	Appreciation

Credit Suisse First Boston	MSCI Daily Total Return EAFE	3 Month LIBOR plus 0.23%	8/31/06	$116,959,782	$27,339,033

(6) Open reverse repurchase agreements at June 30, 2006:

			Maturity	Principal &
Swap Counterparty	Rate	Trade Date	Date	Interest	Par

Lehman Securities	5.19%	6/14/06	7/13/06	$43,498,347	$43,392,000
	5.25%	6/14/06	7/13/06	819,025	817,000

					$44,209,000

Collateral for open reverse repurchase agreements at June 30, 2006, as reflected in the schedule of investments:

			Maturity
Swap Counterparty	Description	Rate	Date	Par	Value

Lehman Securities	Freddie Mac	6.00%	5/1/34	$20,178,269	$19,913,797
	Freddie Mac	6.50%	4/1/35	7,691,754	7,757,344
	Freddie Mac	6.50%	2/1/36	17,021,645	17,109,245
	Residential Asset Securitization Trust	5.531%	2/25/34	854,379	857,763

					$45,638,149

(7) At June 30, 2006, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments

Hertz Corp.	$92,821

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

      (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS & Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 21, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 21, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2006